Tax-Managed Value Portfolio

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.(1)	194,045	$10,123,328
Raytheon Technologies Corp.	113,000	10,191,470

		$20,314,798

Banks — 15.7%
Bank of America Corp.	480,774	$22,182,912
Citigroup, Inc.	81,079	5,279,864
JPMorgan Chase & Co.	315,498	46,883,003
KeyCorp	754,652	18,911,579
PNC Financial Services Group, Inc. (The)	142,029	29,256,554
Truist Financial Corp.	159,821	10,039,955
U.S. Bancorp	187,164	10,891,073
Wells Fargo & Co.	188,847	10,159,969

		$153,604,909

Beverages — 1.6%
PepsiCo, Inc.	92,325	$16,020,234

		$16,020,234

Building Products — 0.6%
Carrier Global Corp.	113,000	$5,387,840

		$5,387,840

Capital Markets — 3.3%
Ameriprise Financial, Inc.	32,971	$10,033,405
Goldman Sachs Group, Inc. (The)	62,358	22,117,135

		$32,150,540

Chemicals — 0.8%
FMC Corp.	67,011	$7,396,004

		$7,396,004

Communications Equipment — 1.3%
Cisco Systems, Inc.	232,147	$12,923,623

		$12,923,623

Containers & Packaging — 2.0%
Ball Corp.	46,376	$4,503,110
Packaging Corp. of America	102,107	15,380,377

		$19,883,487

Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	527,291	$28,067,700

		$28,067,700

Electric Utilities — 3.1%
NextEra Energy, Inc.	392,766	$30,682,880

		$30,682,880

Security	Shares	Value
Electrical Equipment — 1.0%
Rockwell Automation, Inc.	33,916	$9,809,186

		$9,809,186

Entertainment — 0.7%
Walt Disney Co. (The)(1)	49,648	$7,098,175

		$7,098,175

Equity Real Estate Investment Trusts (REITs) — 4.4%
AvalonBay Communities, Inc.	47,915	$11,702,281
Boston Properties, Inc.	59,105	6,624,488
CubeSmart	174,330	8,845,504
Mid-America Apartment Communities, Inc.	77,009	15,916,220

		$43,088,493

Food Products — 3.4%
Mondelez International, Inc., Class A	232,313	$15,571,940
Nestle S.A.	138,900	17,937,308

		$33,509,248

Health Care Equipment & Supplies — 1.5%
Stryker Corp.	58,093	$14,409,969

		$14,409,969

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	43,786	$20,691,950

		$20,691,950

Household Durables — 0.9%
D.R. Horton, Inc.	99,360	$8,864,899

		$8,864,899

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$17,121,315

		$17,121,315

Insurance — 2.0%
Arch Capital Group, Ltd.(1)	183,981	$8,522,000
Travelers Cos., Inc. (The)	64,030	10,640,505

		$19,162,505

Interactive Media & Services — 4.5%
Alphabet, Inc., Class A(1)	7,924	$21,442,899
Alphabet, Inc., Class C(1)	8,199	22,251,840

		$43,694,739

IT Services — 3.6%
Euronet Worldwide, Inc.(1)	36,008	$4,821,111
Fidelity National Information Services, Inc.	165,843	19,887,893
Visa, Inc., Class A	44,697	10,109,120

		$34,818,124

Life Sciences Tools & Services — 2.7%
Thermo Fisher Scientific, Inc.	46,365	$26,951,974

		$26,951,974

Security	Shares	Value
Machinery — 5.1%
Ingersoll Rand, Inc.	353,722	$19,882,713
Otis Worldwide Corp.	56,500	4,826,795
Parker-Hannifin Corp.	32,913	10,203,359
Stanley Black & Decker, Inc.	32,241	5,630,891
Westinghouse Air Brake Technologies Corp.	105,849	9,409,976

		$49,953,734

Multi-Utilities — 2.7%
CMS Energy Corp.	68,853	$4,432,756
Sempra Energy	162,537	22,456,112

		$26,888,868

Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp.	182,306	$23,942,247
ConocoPhillips	129,368	11,464,592
EOG Resources, Inc.	167,473	18,669,890
Phillips 66	217,699	18,458,698

		$72,535,427

Personal Products — 2.7%
Estee Lauder Cos., Inc. (The), Class A	83,750	$26,112,413

		$26,112,413

Pharmaceuticals — 10.0%
Eli Lilly & Co.	76,320	$18,728,165
Johnson & Johnson	152,761	26,319,193
Merck & Co., Inc.	167,049	13,611,153
Royalty Pharma PLC, Class A	82,011	3,281,260
Sanofi	155,267	16,235,029
Zoetis, Inc.	101,295	20,237,728

		$98,412,528

Road & Rail — 1.3%
Union Pacific Corp.	50,876	$12,441,726

		$12,441,726

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	258,430	$12,616,552
Micron Technology, Inc.	37,208	3,061,102
QUALCOMM, Inc.	69,710	12,252,230

		$27,929,884

Software — 1.9%
Microsoft Corp.	25,630	$7,970,417
Oracle Corp.	52,884	4,292,066
VMware, Inc., Class A	50,491	6,487,084

		$18,749,567

Specialty Retail — 3.9%
Best Buy Co., Inc.	84,496	$8,388,763
Home Depot, Inc. (The)	81,060	29,747,399

		$38,136,162

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings, Ltd.(1)	50,373	$3,025,906

		$3,025,906

Total Common Stocks (identified cost $421,601,755)		$979,838,807

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	3,254,466	$3,254,141

Total Short-Term Investments (identified cost $3,254,141)		$3,254,141

Total Investments — 100.3% (identified cost $424,855,896)		$983,092,948

Other Assets, Less Liabilities — (0.3)%		$(2,730,800)

Net Assets — 100.0%		$980,362,148

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

The Portfolio did not have any open derivative instruments at January 31, 2022.

At January 31, 2022, the value of the Portfolio’s investment in affiliated funds was $3,254,141, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,069,396	$22,706,886	$(22,521,672)	$(469)	$—	$3,254,141	$622	3,254,466

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$78,860,614	$—		$—	$78,860,614
Consumer Discretionary	50,026,967	—		—	50,026,967
Consumer Staples	57,704,587	17,937,308		—	75,641,895
Energy	72,535,427	—		—	72,535,427
Financials	204,917,954	—		—	204,917,954
Health Care	144,231,392	16,235,029		—	160,466,421
Industrials	115,028,599	—		—	115,028,599
Information Technology	94,421,198	—		—	94,421,198
Materials	27,279,491	—		—	27,279,491
Real Estate	43,088,493	—		—	43,088,493
Utilities	57,571,748	—		—	57,571,748
Total Common Stocks	$945,666,470	$34,172,337	*	$—	$979,838,807
Short-Term Investments	$—	$3,254,141		$—	$3,254,141
Total Investments	$945,666,470	$37,426,478		$—	$983,092,948

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.